Supplement to the
Fidelity® Contrafund® II
August 21, 2000
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of shareholders of Fidelity Contrafund II will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder Fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)	3.00%A
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

A Lower sales charges may be avaible for accounts over $250,000.

The following information replaces similar information found in the "Account Features and Policies" section on page 18.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

CII-01-02 April 16, 2001
1.482432.105

Supplement to the
Fidelity Fifty®
August 21, 2000
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of shareholders of Fidelity Fifty will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On November 16, 2000, the fund's Board of Trustees authorized the extension of the fund's 3.00% sales load waiver through December 31, 2001.

The following information replaces the paragraph under the heading "Average Annual Returns" found in the "Performance" section on page 4.

The returns in the following table include the effect of the fund's 3.00% maximum applicable front-end sales charge, which is waived through December 31, 2001.

The following information replaces similar information found in the "Fee Table" section on page 5.

Maximum sales charge (load) on purchases (waived through December 31, 2001) (as a % of offering price)	3.00%A
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%
Annual account maintenance fee (for accounts under $2,000)	$12.00

A Lower sales charges may be available for accounts over $250,000.

The following information replaces similar information found in the "Account Features and Policies" section on page 19.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

The following information replaces the fourth paragraph in the "Fund Distribution" section on page 22.

FIF-01-02 April 16, 2001
1.463147.106

The fund's sale charge (which is currently waived through December 31, 2001) may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

The following information replaces the paragraph under the heading "Additional Performance Information" found in the "Appendix" section on page 27.

Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The Lipper Large Cap Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Large Cap Supergroup Average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of the fund to two new Lipper comparison categories. The returns in the following table include the effect of the fund's 3.00% maximum applicable front-end sales charge, which is waived through December 31, 2001.

Supplement to the
Fidelity® Fund
August 21, 2000
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of shareholders of Fidelity Fund will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 18.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

FID-01-02 April 16, 2001
1.712065.104

Supplement to the
Fidelity Fund
August 21, 2000
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of shareholders of Fidelity Fund will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 4.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information in the "Account Features and Policies" section on page 12.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

FID-01-02L April 16, 2001
1.737886.103

Supplement
to the Fidelity®
Growth & Income II Portfolio
August 21, 2000
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of shareholders of Fidelity Growth & Income II Portfolio will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder Fees (paid by the investor directly)

Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found the "Account Features and Policies" section on page 18.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

GII-01-02 April 16, 2001
1.734047.103